Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
REVENUES
COST OF REVENUES
GROSS PROFIT
OPERATING EXPENSES:
Professional fees	94,076
Related party consulting expense for preferred stock	50,000
General and administrative	8,783
Total operating expenses	152,859
LOSS FROM OPERATIONS BEFORE OTHER EXPENSES	(152,859)
OTHER INCOME (EXPENSE):
Interest expense, net of interest income
Total other income (expense)
LOSS FROM OPERATIONS BEFORE BENEFIT (PROVISION) FOR INCOME TAXES	(152,859)
BENEFIT (PROVISION) FOR INCOME TAXES
NET LOSS	$ (152,859)
NET LOSS PER SHARE
Basic and diluted	$ (0.0006)
SHARES USED IN CALCULATION OF NET LOSS PER SHARE
Basic and diluted	235,176,673	235,176,673